SHARE-BASED AWARDS	12 Months Ended
Dec. 31, 2024
SHARE-BASED AWARDS
SHARE-BASED AWARDS

24.SHARE-BASED AWARDS

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan (the “2008 Share Incentive Plan”). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants, which was subsequently amended on November 17, 2009 and November 26, 2011 to increase the number of ordinary shares available for grant under the plan. The total number of the Company’s ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

Share options

On February 18, 2014, the Company granted options to purchase 3,479,604 ordinary shares to its employees at an exercise price of $2.04 per share that have a contractual life of eight years and vest over four equal installments on the first, second, third, and fourth anniversary of the grant date. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. The Company calculated the estimated grant date fair value of the share options granted on February 18, 2014, using a Binomial Tree Model, with key assumptions as follows.

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date. There were no options granted or exercised for the years ended December 31, 2022, 2023 and 2024. As of December 31, 2024, unrecognized share-based compensation cost related to share options was nil.

For the outstanding share options granted to employees as at December 31, 2022, all them has lapsed and the exercisable shares at December 31, 2023 and 2024 was nil.

Restricted shares

On February 18, 2014, July 1, 2014 and August 1, 2014, the Company granted 1,370,250, 21,132 and 69,564 restricted shares of the Company (“Restricted Shares”) to the employees of the Company, respectively. The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of Restricted Shares on annual basis over a four-year period ending the fourth anniversary of the grant date.

The Group did not grant any Restricted Shares in 2015 and 2016.

On August 7, 2017, August 8, 2017, September 13, 2017 and October 2, 2018, the Company granted 1,453,950, 3,319,200, 45,000 and 5,992,605 Restricted Shares to the employees of the Company, respectively. The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four-year period ending the fourth anniversary of the grant date.

		Fair Value per Share
		at the Grant
Grant Date	Number of Awards	date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44
August 7, 2017	1,453,950	1.33
August 8, 2017	3,319,200	1.34
September 13, 2017	45,000	1.33
October 2, 2018	5,992,605	1.19

The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted Shares activity for the year ended December 31, 2024 was as follows:

		Weighted
	Numbers	average grant
	of shares	date fair value
	RMB	US$
Outstanding, January 1, 2024	10,785,789	1.31
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding, December 31, 2024	10,785,789	1.31
Exercisable, December 31, 2024	10,785,789	1.31

As of December 31, 2024, unrecognized share-based compensation cost related to Restricted Shares was nil.

The share-based compensation expense of the share options and Restricted Shares granted to employees for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
General and administrative expenses	(6,424)	—	—	—
Selling expenses	505	—	—	—
	(5,919)	—	—	—

All of the share options granted to employees has expired, which led a negative share-based compensation expense for the year ended December 2022.